Value Fund Expense Example - Value Fund - Value Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 769